Computer Software, net	12 Months Ended
Dec. 31, 2012
Computer Software, net
NOTE 8	Computer Software, net

Computer software at December 31 is summarized as follows:

(in thousands)	2012	2011
Licensed computer software	$461,217	423,100
Software development costs	303,668	283,452
Acquisition technology intangibles	89,371	76,055

Total computer software	854,256	782,607

Less accumulated amortization:
Licensed computer software	336,521	309,571
Software development costs	232,113	208,781
Acquisition technology intangibles	58,705	49,011

Total accumulated amortization	627,339	567,363

Computer software, net	$226,917	215,244

The Company allocated approximately $13.0 million to acquisition technology intangibles during 2012 due to the acquisitions of ProPay and CPAY. Refer to Note 24 for more information on these acquisitions.

Amortization expense related to licensed computer software costs was $37.4 million, $37.1 million and $33.4 million for the years ended December 31, 2012, 2011 and 2010, respectively. Amortization expense includes amounts for computer software acquired under capital lease. Amortization of software development costs was $23.3 million, $24.4 million and $23.1 million for the years ended December 31, 2012, 2011 and 2010, respectively. Amortization expense related to acquisition technology intangibles was $9.7 million, $10.3 million and $9.9 million for the years ended December 31, 2012, 2011 and 2010, respectively.

During the year ended December 31, 2011, the Company recognized an impairment loss of $960,000 related to the Japan Retail Gift program.

The weighted average useful life for each component of computer software, and in total, at December 31, 2012, is as follows:

Weighted Average Amortization Period (Yrs)
Licensed computer software	5.5
Software development costs	5.9
Acquisition technology intangibles	6.6

Total	5.8

Estimated future amortization expense of licensed computer software, software development costs and acquisition technology intangibles as of December 31, 2012 for the next five years is:

(in thousands)	Licensed Computer Software	Software Development Costs	Acquisition Technology Intangibles
2013	$35,676	25,345	10,306
2014	31,020	19,025	8,471
2015	24,521	13,331	5,426
2016	15,911	9,028	3,958
2017	11,153	4,734	2,474